STOCKHOLDER'S EQUITY (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Balance at the beginning of period	$ 2	[1]	$ 2	[1]	$ 3	$ 2	[1]	$ 2	[1]	$ 4	[1]	$ 5
Reclassification of deferred tax effects on interest rate cash flow hedges stranded in AOCI, subject to the TCJA, into retained earnings			0
Total other comprehensive income, net of tax (a) (b) (c)	1	[2]	0	[2],[3],[4]				0		(2)		(1)
Balance at the end of period	3		2					2	[1]	2	[1]	4	[1]
Other Comprehensive Income (Loss), Gain (Loss) on Derivatives Qualifying as Hedges (less than $1 million), Net of Tax			1					1		3		1
Unrealized gains on available-for-sale securities (less than $1 million), net of tax			1					1		1		$ 1
Reclassification of net loss relating to interest rate cash flow hedges from AOCI to interest expense (less than $1 million), net of tax	1		$ 1					$ 1	[5]	$ 1	[5]
Expectation
Portion expected to be reclassified from AOCI to interest expense during the next twelve months					1	1
Reclassification of net loss relating to interest rate cash flow hedges from AOCI to earnings, Tax (less than $1 million)					$ 1	$ 1
Accounting Standards Update 2018-02
Reclassification of deferred tax effects on interest rate cash flow hedges stranded in AOCI, subject to the TCJA, into retained earnings	$ 1

[1]	Includes unrealized gains and losses on available-for-sale securities, net of tax, of less than $1 million for the years ended December 31, 2017, 2016 and 2015.
[2]	Includes reclassification of net loss relating to interest rate cash flow hedges from AOCI to interest expense, net of tax, of less than $1 million for the three months ended March 31, 2018 and 2017.
[3]	Includes loss on interest rate swaps relating to interest rate cash flow hedges, net of tax, of less than $1 million for the three months ended March 31, 2017.
[4]	Includes unrealized gains on available-for-sale securities, net of tax, of less than $1 million for the three months ended March 31, 2017.
[5]	The reclassification of the net loss relating to interest rate cash flow hedges is reported in interest expense on a pre-tax basis.